Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 20, 2014
Registrant Name	dei_EntityRegistrantName	RYDEX VARIABLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001064046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 20, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 20, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2013
Europe 1.25x Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Europe 1.25x Strategy Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Europe 1.25x Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
Mid-Cap 1.5x Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mid-Cap 1.5x Strategy Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Mid-Cap 1.5x Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
Inverse Government Long Bond Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inverse Government Long Bond Strategy Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Inverse Government Long Bond Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
Inverse S&P 500® Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inverse S&P 500® Strategy Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Inverse S&P 500® Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
Inverse NASDAQ-100® Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inverse NASDAQ-100® Strategy Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Inverse NASDAQ-100® Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
NASDAQ-100® 2x Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NASDAQ-100® 2x Strategy Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

NASDAQ-100® 2x Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
Inverse Dow 2x Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inverse Dow 2x Strategy Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Inverse Dow 2x Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
Inverse Mid-Cap Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inverse Mid-Cap Strategy Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Inverse Mid-Cap Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
Strengthening Dollar 2x Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strengthening Dollar 2x Strategy Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Strengthening Dollar 2x Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
Russell 2000® 2x Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell 2000® 2x Strategy Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Russell 2000® 2x Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
Long Short Equity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Long Short Equity Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Long Short Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
Global Managed Futures Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Managed Futures Strategy Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Global Managed Futures Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
Russell 2000® 1.5x Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell 2000® 1.5x Strategy Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Russell 2000® 1.5x Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
Government Long Bond 1.2x Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Government Long Bond 1.2x Strategy Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Government Long Bond 1.2x Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
Nova Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nova Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Nova Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
NASDAQ-100® Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NASDAQ-100® Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

NASDAQ-100® Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
S&P 500® 2x Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	S&P 500® 2x Strategy Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

S&P 500® 2x Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
Dow 2x Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dow 2x Strategy Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Dow 2x Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
Inverse Russell 2000® Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inverse Russell 2000® Strategy Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Inverse Russell 2000® Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
Weakening Dollar 2x Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Weakening Dollar 2x Strategy Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Weakening Dollar 2x Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
Commodities Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Commodities Strategy Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Commodities Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
Japan 2x Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Japan 2x Strategy Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Japan 2x Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP
Multi-Hedge Strategies Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Hedge Strategies Fund
Supplement [TextBlock]	ck0001064046_SupplementTextblock

Multi-Hedge Strategies Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”).

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MARCH 11, 2014.

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with those Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On February 13, 2014, the Board of Trustees of Rydex Variable Trust approved a change to each Fund’s principal investment strategies to allow each Fund to invest a substantial portion of its assets in one or more series of the Guggenheim Strategy Funds Trust for cash management purposes. The investment objective of each series of the Guggenheim Strategy Funds Trust is to seek a high level of income consistent with the preservation of capital, and each series invests in a highly diversified portfolio of fixed income securities. The investments are designed to provide the Funds with a more efficient alternative to investing indirectly in various individual short-term securities. Therefore, effective March 11, 2014, the following language is added to the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies”:

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similar investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and may cause the Fund to deviate from its principal investment strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, the Funds will be subject to one or more of the following risks, which are added to or replace, as appropriate, each Fund’s current risk disclosures under the heading “Principal Risks”:

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Supplement Closing [TextBlock]	ck0001064046_SupplementClosingTextBlock	Please retain this supplement for future reference. RDX-VT-SUP